SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Capitalized implementation costs	$ 16,735
Remaining Performance Obligations	93,087
Deferred revenues	72,412
Uncollected amounts of deferred revenue	20,675
Revenues recognized from deferred revenues	61,081	$ 29,472	$ 27,065
Research and development grants recognized	$ 2,399	$ 2,171	$ 3,061
Uncertain tax position, likelihood of being sustained, threshold for recognition	50.00%
Dilutive securities excluded from diluted earnings per share	193,364	108,139	299,249